7. ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
Notes
7. ACCOUNTS RECEIVABLE

7.ACCOUNTS RECEIVABLE

The Company’s accounts receivable as at December 31, 2020 and 2019 consists of the following:

	2020	2019

Trade receivables	$8,619,200	$1,111,637
Sales tax receivable	128,061	351,751
	$8,747,261	$1,463,388

Sales tax receivable represents excess of input tax credits on purchased goods or services received over sales tax collected on the taxable sales in Canada.

	2020	2019
Current	$2,835,810	$1,111,637
1-30 Days	4,556,868	-
31-60 Days	288,226	-
61-90 Days	916,098	-
91 Days and over	22,198	-
Total trade receivables	$8,619,200	$1,111,637